Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Consideration			$ 8,760	$ 0	$ 0
Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration		$ 19,500	$ 57,100
Share Sold		1,755,000
Ayana Bio Llc | Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration	$ 30,000
Share Sold	9,000,000
Ayana Bio Llc | License
Variable Interest Entity [Line Items]
Common units	9,000,000
Parent
Variable Interest Entity [Line Items]
Equity interest			70.00%
Controls of Board of Directors			100.00%
Noncontrolling Interest [Member]
Variable Interest Entity [Line Items]
Equity interest			30.00%